Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Rate Reconciliation [Line Items]
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.14%	0.17%	0.00%
Effect of tax-free investment income	(2.03%)	(4.44%)	(2.97%)
Effect of uncertain tax positions		(0.01%)	(1.75%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(3.30%)	(3.96%)	(0.70%)
Effect of deferred tax asset allowance	1.07%	4.70%	2.00%
Effect of tax holidays	(0.73%)	(1.82%)	(1.28%)
Effect of intra-group share transfer		1.96%
Effect of income from equity in Fund of Fund	1.92%
Effect of others	0.85%	(0.06%)	0.16%
Effective Income Tax Rate Reconciliation, Percent, Total	22.92%	21.54%	20.46%